FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        114 ANN LEE RD.
                                                        HARVARD, MA 01451

REGISTRANT'S TELEPHONE NUMBER:                          (978) 772-0052


DATE OF REPORTING PERIOD:                               MARCH 31, 2007

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)


                                                                     Value
  Quantity                                                         (Note 1)

COMMON STOCK - 99.38%
             Advertising Industry -- 0.48%
    1,300    Monster Worldwide Incorporated.................... $     61,581
    1,200    Omnicom Group.....................................      122,856
                                                                ------------
                                                                     184,437
                                                                ------------

             Aerospace/Defense Industry - 0.03%
      200    Rockwell Automation Incorporated..................       11,974
                                                                ------------

             Air Transport Industry -- 0.16%
    4,050    Southwest Airlines Company........................       59,535
                                                                ------------

             Auto Parts (OEM) Industry -- 0.22%
      700    Arvinmeritor......................................       12,775
      600    Superior Industries International.................       12,498
    1,300    Synovus Financial Corporation.....................       42,042
    1,800    Visteon Corporation...............................       15,372
                                                                ------------
                                                                      82,687
                                                                ------------

             Auto Parts (Replacement) Industry -- 2.16%
   16,850    Genuine Parts Company.............................      825,650
                                                                ------------

             Bank Industry -- 12.10%
    5,100    BB&T Corporation..................................      209,202
   30,906    Bank of America Corporation.......................    1,576,824
    3,000    Bank of New York Company Incorporated.............      121,650
      900    Capital One Financial.............................       67,914

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Bank Industry (Continued)
    8,000    Citigroup Incorporated............................      410,720
    6,800    J.P. Morgan Chase & Co. ..........................      328,984
      600    Keycorp...........................................       22,482
    1,100    M & T Bank Corporation............................      127,413
    1,100    PNC Financial Services Group......................       79,167
      900    State Street Corp.................................       58,275
    1,500    Suntrust Banks....................................      124,560
    8,200    Wachovia Corporation..............................      451,410
    6,104    Washington Mutual Incorporated....................      246,480
   23,400    Wells Fargo and Company...........................      805,662
                                                                ------------
                                                                   4,630,743
                                                                ------------

             Bank (Midwest) Industry -- 2.34%
    1,100    Comerica Incorporated.............................       65,032
    2,700    Fifth Third Bankcorp..............................      104,463
    5,400    Mellon Financial Group............................      232,956
    3,300    National City Corporation.........................      122,925
    1,100    Northern Trust....................................       66,154
    8,728    US Bankcorp.......................................      305,218
                                                                ------------
                                                                     896,748
                                                                ------------

             Beverage (Soft Drink) Industry -- 0.11%
    2,000    Coca Cola Enterprises Incorporated................       40,500
                                                                ------------

             Biotechnology Research & Development Industry --
             0.09%
      800    Biogen Idec Incorporated..........................       35,504
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Business Services (Other) Industry -- 0.10%
    1,300    Convergys Corporation.............................       33,033
      160    Idearc Incorporated...............................        5,616
                                                                ------------
                                                                      38,649
                                                                ------------

             Chemical (Diversified) Industry -- 0.52%
    2,700    Air Products and Chemicals Incorporated...........      199,692
                                                                ------------

             Chemical (Specialty) Industry -- 0.52%
    2,600    Praxair Incorporated..............................      163,696
      800    Sigma Aldrich Corporation.........................       33,216
                                                                ------------
                                                                     196,912
                                                                ------------

             Communication Services (Diversified) Industry -- 0.73%
      638    Embarq Corporation................................       35,951
   12,775    Sprint Nextel Corporation.........................      242,214
                                                                ------------
                                                                     278,165
                                                                ------------

             Computer & Peripherals Industry -- 3.20%
    4,000    Apple Computer Incorporated.......................      371,640
   10,500    Dell Incorporated ................................      243,705
    7,400    EMC Corporation/Mass..............................      102,490
   10,100    Hewlett Packard Company...........................      405,414
    1,800    Ingram Micro Incorporated.........................       34,758
   11,200    Sun Microsystems Incorporated.....................       67,312
                                                                ------------
                                                                   1,225,319
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Computer Integrated Systems Design Industry --
             0.08%
      600    Fiserv Incorporated...............................       31,836
                                                                ------------

             Computer Networks Industry -- 0.11%
    1,100    Network Appliance Incorporated....................       40,172
                                                                ------------

             Computer Software & Services Industry -- 6.31%
    1,600    Adobe Sys Incorporated............................       66,720
    2,600    Automatic Data Processing Incorporated............      125,840
    2,550    CA Incorporated...................................       66,071
      400    Citrix Systems Incorporated.......................       12,812
    3,000    Compuware Corporation.............................       28,470
    3,685    First Data Corporation............................       99,127
   52,600    Microsoft Corporation.............................    1,465,962
    1,800    Nvidia Corporation................................       51,804
   27,529    Oracle Corporation................................      499,101
                                                                ------------
                                                                   2,415,907
                                                                ------------

             Consumer & Business Services Industry -- 0.23%
    1,500    Paychex Incorporated..............................       56,805
      800    Robert Half Intl Incorporated.....................       29,608
                                                                ------------
                                                                      86,413
                                                                ------------

             Diversified Company Industry -- 0.61%
    2,100    Hillenbrand Industries............................      124,677
    2,500    Service Corporation International.................       29,650
    1,700    Thermo Fisher Scientific Incorporated.............       79,475
                                                                ------------
                                                                     233,802
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Drug Industry -- 3.61%
    3,200    AmerisourceBergen Corporation.....................      168,800
    4,600    Amgen Incorporated................................      257,048
    4,400    Eli Lilly and Company.............................      236,324
    4,200    Forest Labs Incorporated..........................      216,048
      700    Genzyme Corporation - General Division............       42,014
    1,049    Medco Health Solutions Incorporated...............       76,084
    8,700    Merck and Company Incorporated....................      384,279
                                                                ------------
                                                                   1,380,597
                                                                ------------

             Drugstore Industry -- 1.53%
    2,200    Longs Drugstores Corporation......................      113,608
   10,300    Walgreen Company..................................      472,667
                                                                ------------
                                                                     586,275
                                                                ------------

             Electric Utility (West) Industry - 0.47%
    7,000    Puget Energy Incorporated.........................      179,760
                                                                ------------

             Electrical Equipment Industry -- 1.17%
    1,600    Avnet Incorporated................................       57,824
    2,300    Corning Incorporated..............................       52,302
    3,600    Emerson Electric Company..........................      155,124
    1,600    Grainger, WW Incorporated.........................      123,584
    1,600    Maxim Integrated Products.........................       47,040
      600    Qlogic Corporation................................       10,200
                                                                ------------
                                                                     446,074
                                                                ------------

             Electric and Other Utility Services (Combined) Industry
             -- 0.10%
    2,100    Sierra Pacific Resources Incorporated.............       36,498
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Electronics Industry -- 0.11%
      900    Thomas and Betts Corporation......................       43,938
                                                                ------------

             Environmental Industry -- 0.46%
    5,500    AutoNation Incorporated...........................      116,820
    1,000    Flowserve Corporation.............................       57,190
                                                                ------------
                                                                     174,010
                                                                ------------

             Financial Services Industry -- 5.44%
    7,800    American Express Company..........................      439,920
    1,560    Ameriprise Financial Incorporated.................       89,138
    1,700    Deluxe Corporation................................       57,001
    3,400    Franklin Resources Incorporated...................      410,822
    2,000    H&R Block Incorporated............................       42,080
      900    Janus Capital.....................................       18,819
    6,040    Morgan Stanley....................................      475,710
      800    Price T Rowe......................................       37,752
    2,100    Prudential Financial..............................      189,546
   17,550    Schwab (Chas) Corporation.........................      320,990
                                                                ------------
                                                                   2,081,778
                                                                ------------

             Food Processing Industry -- 2.80%
    1,100    Campbell Soup.....................................       42,845
    4,400    General Mills Incorporated........................      256,168
    8,800    Hershey Co./ The..................................      481,008
    3,100    Kellogg Company...................................      159,433
    2,100    Wm Wrigley Jr Company.............................      106,953
      525    Wrigley William Jr. Class B.......................       26,670
                                                                ------------
                                                                   1,073,077
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Food Wholesalers Industry -- 1.08%
      300    Supervalu Incorporated............................       11,721
   11,900    Sysco Corporation.................................      402,577
                                                                ------------
                                                                     414,298
                                                                ------------

             Foreign Telecommunication Industry -- 0.07%
    1,040    Nortel Networks Corporation.......................       25,012
                                                                ------------

             Furniture/Home Furnishings Industry -- 0.08%
    1,400    Leggett & Platt...................................       31,738
                                                                ------------

             Healthcare Info Systems Industry -- 0.55%
    3,600    McKesson HBOC Incorporated........................      210,744
                                                                ------------

             Healthcare Plans Industry -- 0.32%
    1,500    WellPoint Incorporated............................      121,650
                                                                ------------

             Heavy Construction Industry -- 0.15%
    3,200    Global Industries Limited.........................       58,528
                                                                ------------

             Homebuilding Industry -- 0.07%
    1,200    D.R. Horton Incorporated..........................       26,400
                                                                ------------

             Household Products Industry -- 1.56%
    1,982    Newell Rubbermaid Incorporated....................       61,620
    8,500    Procter & Gamble Company..........................      536,860
                                                                ------------
                                                                     598,480
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Independent Oil & Gas Industry -- 0.68%
    2,600    Chesapeake Energy.................................       80,288
      700    EOG Resources.....................................       49,938
    2,400    XTO Energy Incorporated...........................      131,544
                                                                ------------
                                                                     261,770
                                                                ------------

             Industrial Services Industry -- 0.09%
    1,200    Nabors Inds Incorporated..........................       35,604
                                                                ------------

             Insurance (Diversified) Industry -- 4.02%
   11,773    American International Group......................      791,381
    2,008    Lincoln National Corporation......................      136,122
    8,000    Lowe's Companies Incorporated.....................      251,920
      600    MBIA Incorporated.................................       39,294
    1,500    MGIC Investment Corporation.......................       88,380
    2,400    Marsh and Mclennan Companies......................       70,296
    7,000    Unum Group........................................      161,210
                                                                ------------
                                                                   1,538,603
                                                                ------------

             Insurance (Life) Industry -- 0.25%
    2,000    AFLAC Incorporated................................       94,120
                                                                ------------

             Insurance (Property/Casualty) Industry -- 2.76%
    4,400    Allstate Corporation..............................      264,264
    1,100    American National Insurance.......................      140,723
    1,800    Chubb Corporation.................................       93,006
      661    Cincinnati Financial..............................       28,026
    1,400    Hartford Financial Services Group.................      133,812

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Insurance (Property/Casualty) Industry
             (Continued)
    6,000    Progressive Corporation...........................      130,920
      700    Safeco Corporation................................       46,501
    4,213    The Travelers Companies Incorporated..............      218,107
                                                                ------------
                                                                   1,055,359
                                                                ------------

             Internet Auction Industry -- 0.29%
    3,400    EBay Incorporated.................................      112,710
                                                                ------------

             Internet Software & Services Industry -- 0.19%
    4,149    Symantec Corporation..............................       71,778
                                                                ------------

             Management Services Industry -- 0.02%
      338    Gartner Incorporated..............................        8,095
                                                                ------------

             Manufacturing (Communication/Industrial
             Products) Industry -- 0.02%
      587    JDS Uniphase......................................        8,940
                                                                ------------

             Manufacturing (General) Industry -- 0.36%
    1,800    Diebold Incorporated..............................       85,878
      900    Lexmark International.............................       52,614
                                                                ------------
                                                                     138,492
                                                                ------------

             Manufacturing (General Electronics) Industry
             -- 0.23%
    3,125    Molex Incorporated................................       88,125
                                                                ------------

             Machinery Industry -- 0.24%
      200    Snap On Incorporated..............................        9,620
    1,500    Stanley Works.....................................       83,040
                                                                ------------
                                                                      92,660
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Machinery (Construction & Mining) Industry --
             0.88%
    1,600    Caterpillar Incorporated..........................      107,248
    2,100    Deere and Company.................................      228,144
                                                                ------------
                                                                     335,392
                                                                ------------

             Medical (Clinical Supplies & Services)
             Industry -- 0.18%
      400    Laboratory Corporation............................       29,052
      800    Quest Diagnostics Incorporated....................       39,896
                                                                ------------
                                                                      68,948
                                                                ------------

             Medical Services Industry -- 1.48%
    2,600    IMS Health........................................       77,116
    9,200    Unitedhealth Group Incorporated...................      487,324
                                                                ------------
                                                                     564,440
                                                                ------------

             Medical Supplies Industry -- 4.96%
    8,100    Abbott Laboratories...............................      451,980
    2,200    Baxter International Incorporated.................      115,874
      700    Becton Dickinson and Company......................       53,823
    3,475    Biomet Incorporated...............................      147,653
    6,479    Boston Scientific Corporation.....................       94,204
      500    Cardinal Health Incorporated......................       36,475
    7,600    Medtronic Incorporated............................      372,856
    9,400    Stryker Corporation...............................      623,408
                                                                ------------
                                                                   1,896,273
                                                                ------------

             Metal Fabricating Industry - 1.27%
    9,400    Illinois Tool Works Incorporated..................      485,040
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Natural Gas (Distribution) Industry -- 0.38%
    4,600    WGL Holdings......................................      147,108
                                                                ------------

             Natural Gas (Diversified) Industry -- 0.59%
    5,500    Keyspan Corporation...............................      226,325
                                                                ------------

             Newspaper Industry -- 0.47%
    2,500    Gannett Incorporated..............................      140,725
    1,190    Tribune Company...................................       38,211
                                                                ------------
                                                                     178,936
                                                                ------------

             Office Equipment & Supplies Industry -- 0.93%
    2,300    Ikon Office Solutions Incorporated................       33,051
    1,000    Office Depot Incorporated.........................       35,140
    5,000    Pitney Bowes Incorporated.........................      226,950
    1,050    Staples Incorporated..............................       27,132
    2,100    Xerox Corporation.................................       35,469
                                                                ------------
                                                                     357,742
                                                                ------------

             Oil Exploration Industry -- 0.02%
      212    Cimarex Energy Company............................        7,848
                                                                ------------

             Oil and Gas Refining & Marketing Industry --
             0.13%
      900    Hess Corporation..................................       49,923
                                                                ------------

             Oil & Gas Equipment & Services Industry --
             0.22%
      400    Cameron International Corporation.................       25,116
    2,200    Spectra Energy....................................       57,794
                                                                ------------
                                                                      82,910
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Oilfield Services/Equipment Industry -- 1.35%
    1,200    Baker Hughes Incorporated.........................       79,356
      400    Ensco International Incorporated..................       21,760
    1,266    Global Santa Fe Corporation.......................       78,087
      800    Helmerich and Payne Incorporated..................       24,272
      595    National-Oil Well Incorporated....................       46,285
      600    Noble Corporation.................................       47,208
      700    Rowan Companies Incorporated......................       22,729
    1,936    Transocean Incorporated ..........................      158,171
      900    Weatherford International Limited.................       40,590
                                                                ------------
                                                                     518,458
                                                                ------------

             Packaging & Container Industry -- 1.20%
    3,100    Aptargroup Incorporated ..........................      207,483
    1,800    Bemis Company Incorporated........................       60,102
    5,400    Sealed Air Corporation............................      170,640
      550    Sonoco Products Company...........................       20,669
                                                                ------------
                                                                     458,894
                                                                ------------

             Paper & Forest Products Industry -- 0.18%
       48    Kadant Incorporated...............................        1,217
    1,700    Plum Creek Timber.................................       67,014
                                                                ------------
                                                                      68,231
                                                                ------------

             Personal Services Industry -- 0.21%
    3,685    Western Union Company.............................       80,886
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Petroleum (Integrated) Industry -- 2.09%
    9,516    Devon Energy Corporation..........................      658,698
    2,400    Murphy Oil Corporation............................      128,160
      200    Sunoco Incorporated...............................       14,088
                                                                ------------
                                                                     800,946
                                                                ------------

             Petroleum (Producing) Industry -- 1.72%
   11,328    Anadarko Petroleum Corporation....................      486,877
    2,000    Apache Corporation................................      141,400
      600    Pogo Producing Company............................       28,860
                                                                ------------
                                                                     657,137
                                                                ------------

             Pharmaceutical Research and Development
             Industry -- 0.20%
      700    Gilead Sciences Incorporated......................       53,655
      580    Hospira Incorporated..............................       23,722
                                                                ------------
                                                                      77,377
                                                                ------------

             Publishing Industry -- 0.33%
    2,000    Mcgraw Hill Company Incorporated..................      125,760
                                                                ------------

             Railroad Industry -- 1.04%
    4,600    CSX Corporation...................................      184,230
    4,200    Norfolk Southern Corporation......................      212,520
                                                                ------------
                                                                     396,750
                                                                ------------

             Real Estate (Other) Industry -- 1.38%
    8,600    AMB Property......................................      505,594
      800    Realogy Corporation...............................       23,688
                                                                ------------
                                                                     529,282
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Recreation Industry -- 0.03%
    2,000    Six Flags Incorporated............................       12,020
                                                                ------------

             Rental & Leasing Industry -- 0.09%
    1,200    United Rentals....................................       33,000
                                                                ------------

             Restaurant Industry -- 0.19%
      700    Darden Restaurants Incorporated...................       28,833
    1,000    McDonalds Corporation.............................       45,050
                                                                ------------
                                                                      73,883
                                                                ------------

             Retail Building Supply Industry -- 1.19%
   12,400    Home Depot Incorporated...........................      455,576
                                                                ------------

             Retail (Special Lines) Industry -- 0.13%
    1,100    Tiffany & Company.................................       50,028
                                                                ------------

             Retail Store Industry -- 1.87%
    2,100    American Eagle Outfitters Incorporated............       62,979
      800    BJ's Wholesale Club Incorporated..................       27,064
    4,300    Borders Group Incorporated........................       87,806
    3,200    CVS/Caremark Corporation..........................      109,248
    2,176    Dollar General....................................       46,022
    8,400    Federated Department Stores.......................      378,420
      100    Foot Locker Incorporated..........................        2,355
                                                                ------------
                                                                     713,894
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Retail  (Televisions, Radios, and Electronics)
             Industry -- 0.32%
    1,575    Best Buy..........................................       76,734
    2,500    Circuit City Corporation..........................       46,325
                                                                ------------
                                                                     123,059
                                                                ------------

             Securities Brokerage Industry -- 1.29%
      700    Goldman Sachs Group...............................      144,641
    4,200    Merrill Lynch and Company Incorporated............      343,014
       87    Piper Jaffray Companies...........................        5,389
                                                                ------------
                                                                     493,044
                                                                ------------

             Semiconductor Industry -- 2.11%
    1,800    Altera Corporation................................       35,982
    2,200    Analog Devices Incorporated.......................       75,878
    1,800    Broadcom Corporation..............................       57,726
   21,500    Intel Corporation.................................      411,295
    1,800    LSI Logic.........................................       18,792
    2,200    Micron Technology Incorporated....................       26,576
    1,800    National Semiconductor Company....................       43,452
    3,300    Texas Instruments.................................       99,330
    1,500    Xilinx Incorporated...............................       38,595
                                                                ------------
                                                                     807,626
                                                                ------------

             Semiconductor Capital Equipment Industry --
             0.46%
    5,900    Applied Materials Incorporated....................      108,088
    1,000    KLA-Tencor Corporation............................       53,320
      400    Novellus Systems Incorporated.....................       12,808
                                                                ------------
                                                                     174,216
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Specialty Eateries Industry -- 0.11%
    1,400    Starbucks Corporation.............................       43,904
                                                                ------------

             Technology (Information) Services -- 0.48%
      400    Google Incorporated Class A.......................      183,264
                                                                ------------

             Telecommunication Equipment Industry -- 1.69%
      111    Agilent Technologies Incorporated.................        3,740
   24,700    Cisco Systems Incorporated........................      630,591
    1,400    Tellabs Incorporated..............................       13,860
                                                                ------------
                                                                     648,191
                                                                ------------

             Telecommunication Services Industry -- 4.74%
   33,990    A T & T Corporation...............................    1,340,226
    1,800    Alltel Corporation................................      111,600
    8,250    Comcast Corporation Class A.......................      214,087
    3,200    Verizon Communications............................      121,344
    1,861    Windstream Corporation............................       27,338
                                                                ------------
                                                                   1,814,595
                                                                ------------

             Thrift Industry -- 2.25%
    4,300    Federal Home Loan Mortgage Association............      255,807
   11,100    Federal National Mortgage Association.............      605,838
                                                                ------------
                                                                     861,645
                                                                ------------

             Toiletries/Cosmetics Industry -- 0.60%
    6,200    Avon Products Incorporated........................      231,012
                                                                ------------

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 30, 2007
                                   (Unaudited)

                                   (Continued)


                                                                     Value
  Quantity                                                         (Note 1)

             Transportation Industry -- 0.48%
    3,100    Harley-Davidson Incorporated......................      182,125
                                                                ------------

             Transportation Services (Not Elsewhere
             Classified) Industry -- 1.32%
    1,278    Sabre Holdings Corporation........................       41,855
    6,600    United Parcel Services............................      462,660
                                                                ------------
                                                                     504,515
                                                                ------------

             COMMON STOCK TOTAL................................   38,029,961
                                                                ------------

             CASH, RECEIVABLES & LIABILITIES - 0.62%...........      235,388
                                                                ------------


             TOTAL PORTFOLIO................................... $ 38,265,349
                                                                ------------

CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.